Business combination - Intangible Assets Acquired (Details) - Cyber Technology $ in Thousands	Jul. 15, 2024 USD ($)
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 1,810
Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 365
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	12 years
Backlog
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 49
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	1 year 6 months
CELLE_ Facility clearance
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 1,396
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	15 years